Share-Based Payment - Summary of Details of Outstanding Share Options (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares
June 12, 2022 to June 12, 2030 [member]
Disclosure Of Details Of Outstanding Share Options [Line Items]
Grant date	June 12, 2020
Exercise price | $ / shares	$ 55.00
Number of shares involved in the options outstanding | shares	120,838,750	121,881,080
June 12, 2023 to June 12, 2030 [member]
Disclosure Of Details Of Outstanding Share Options [Line Items]
Grant date	June 12, 2020
Exercise price | $ / shares	$ 55.00
Number of shares involved in the options outstanding | shares	90,629,063	91,410,811
June 12, 2024 to June 12, 2030 [member]
Disclosure Of Details Of Outstanding Share Options [Line Items]
Grant date	June 12, 2020
Exercise price | $ / shares	$ 55.00
Number of shares involved in the options outstanding | shares	90,629,063	91,410,811